Guarantee Deposits - Summary of Guarantee Deposits (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Guarantee deposits [abstract]
Capacity guarantee			$ 1,499.4
Others	$ 350.0		230.5
Guarantee deposits	350.0		1,729.9
Current portion (classified under accrued expenses and other current liabilities)	84.4		1,553.0
Noncurrent portion	265.6	$ 9.5	176.9
Guarantee deposits	$ 350.0		$ 1,729.9